UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

November 30, 2022
Semiannual Report
T. ROWE PRICE
Retirement Funds
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troweprice.com .

T. ROWE PRICE Retirement Funds
HIGHLIGHTS
The Retirement Funds declined during the six-month period ended
November 30, 2022. The funds generated mixed performance versus the S&P
Target Date Indexes but outperformed their Lipper peer group averages.
Our funds' lower tactical allocation to cash relative to the S&P Target Date Indexes weighed on results—although our diversified portfolio construction added value.
Overall, the impact from tactical allocation decisions and stock selection were mixed.
Tactically, we are underweight stocks and bonds relative to cash, reflecting our view of slowing economic and earnings growth, as well as expectations that the
Fed will raise short-term rates to at least 5% by early 2023. Within fixed income, we added to long-term U.S. Treasury bonds and are now overweight following recent moves higher in interest rates.
While valuations for equities improved late in the reporting period, uncertainty around corporate fundamentals suggested limited near-term upside, particularly as earnings estimates remain elevated against a slowing growth outlook. Other key risks to global markets include central bank missteps, persistent inflation, potential for a sharper slowdown in global growth, China’s balance between containing the coronavirus and economic growth, and geopolitical tensions.
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T. ROWE PRICE Retirement Funds
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Retirement Funds

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Retirement Funds
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The funds seek the highest total return over time consistent with an emphasis on both capital growth and income.
FUND COMMENTARY
How did the funds perform in the past six months?
The Retirement Funds declined during the period and generated mixed performance versus the S&P Target Date Indexes, with shorter-dated portfolios trailing and longer-dated portfolios performing in line or outperforming. The funds outperformed their Lipper peer group averages. (Returns for the Advisor and R Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the funds’ performance?
Our glide path design has a higher equity allocation and corresponding lower fixed income allocation relative to the S&P Target Date Indexes, in order to emphasize long-term growth. This aspect of our glide path design detracted from relative performance, particularly among the shorter-dated vintages where we hold less cash relative to the index. Cash outperformed equities, bonds, and
U.S. Treasury inflation protected securities (TIPS) for the period.
Structurally, our higher exposure to domestic equities versus international stocks proved beneficial. Global equity markets traded lower during the reporting period while U.S. stocks, as measured by broad market indexes, were generally flat. U.S. equities were supported by better-than-expected consumer spending and earnings growth, while international markets struggled with mounting geopolitical concerns, supply disruptions, and weaker demand from
China. The funds’ more diversified international equity profile added value, where dedicated allocations to growth and value equities outside the U.S. held up better than the core equity profile of the funds’ benchmark. The inclusion of U.S. TIPS also added value as their shorter duration profile proved beneficial during a rising rate regime.
Conversely, a more modest exposure to U.S. mid-cap stocks relative to the funds’ prospectus benchmarks was unfavorable during the period, as mid-caps held up better than large-cap stocks amid heightened volatility. The inclusion of real assets equities—especially in the commodities complex—also weighed on results. Commodity markets pulled back amid slowing global growth, higher interest rates, and elevated inflation—all of which prompted large manufacturers to reduce spending.

T. ROWE PRICE Retirement Funds

Tactical decisions contributed to results in the shorter-dated funds but detracted in the longer-dated funds. Relative performance was hindered by an overweight tactical allocation to international equity markets, both developed and emerging markets. International developed market stocks declined more than U.S. shares as overseas markets faced more pronounced risks from energy supply shortages, rising rates and inflation, and the growing probability of a global recession. Emerging markets faced similar challenges and were also more acutely pressured by concerns over weaker economic activity in China.
On the positive side, a tactical overweight to cash, which held up better than stocks and bonds, proved beneficial. An overweight allocation to floating rate loans amid rising interest rates also helped returns.
Our U.S. large-cap growth equity strategy underperformed during the period, driven by holdings in the industrials and business services and information technology sectors. The U.S. large-cap value equity strategy fared better and generated positive absolute returns but still lagged its benchmark due to unfavorable stock choices in the utilities and health care sectors. Stock selection outside the U.S. was a notable contributor to relative performance, as all the funds’ allocations to international developed and emerging markets equities outpaced their respective benchmarks. Most notably, holdings among international value equities lifted relative results thanks to strong stock selection in the financials and industrials and business services sectors.
How are the funds positioned?
We continue to be cautious on risk assets and are underweight to stocks and bonds relative to cash. However, valuations for stocks had improved by the end of the reporting period, and we modestly trimmed our underweight to stocks late in the period. Equities remain vulnerable amid tightening liquidity, a hawkish Fed, and earnings expectations, which are subject to revisions lower.
Stocks
On a regional basis, we are modestly overweight to international stocks relative to U.S. stocks. Economic stabilization in China could provide a catalyst for global growth, although risks from social policy, civil unrest, and challenges in the country’s property sector could derail normalization. The war in Ukraine will continue to weigh on global trade, energy access, and supply chain improvement, all of which contribute to a challenging backdrop for European equities. U.S. stocks are more growth oriented and more susceptible to rising rates, but more limited exposure to cyclical trends may prove beneficial should recession concerns worsen. Outside the U.S., we are overweight to emerging

T. ROWE PRICE Retirement Funds

markets stocks relative to developed markets stocks given attractive valuations.
Tightening policy from central banks in some countries may have peaked, which may bolster the sector—although an uncertain near-term outlook for
China could contribute to continued volatility.
We are neutral to inflation-sensitive real assets equities, which may offer an attractive potential hedge during a sustained period of high inflation. Rising concerns over economic growth and the potential for weak demand, which could be exacerbated by China’s zero-COVID policies, could place pressure on commodity prices over the near to medium term. The real estate sector remains attractive in the context of economic recovery, as the sector offers income and an ability to raise rents, but equity prices remain vulnerable to rising rates.
We are overweight to U.S. small- and mid-cap stocks relative to larger companies. Although elevated input costs, wage pressures, and heightened market volatility could weigh on performance, small-caps offer attractive relative valuations and appear to have more fully priced in the probability of a recession.
Bonds
We remain overweight to floating rate bank loans. We believe floating rate loans are supported by solid fundamentals and demand for yield and their short duration profile is attractive in a rising rate regime, although that benefit may be diminished as tighter monetary policy appears to be priced in. We are overweight to high yield bonds, as their credit fundamentals are still strong and the default outlook remains stable; however, these positive factors are balanced against a challenging macroeconomic environment and a less favorable technical backdrop.
We added to long-term U.S. Treasury bonds and are now overweight following recent moves higher in rates, as these bonds may provide a potential hedge against further equity market volatility. While yield volatility could persist, slowing inflation and moderating central bank rate increases should be supportive for longer-duration bonds. We remain overweight to dollar-
denominated emerging markets bonds. We believe the sector stands to benefit from peaking central bank tightening and moderating inflation over the near to medium term.

T. ROWE PRICE Retirement Funds

What is portfolio management’s outlook?
Global equity and bond markets were marked by persistent volatility during the period, with most major indexes trending lower. The outlook for global growth remains uncertain as hawkish central banks battle with elevated inflation and rising recession risks. The Fed has signaled an approaching shift to a more moderate pace of tightening but remains committed to taming inflation, acknowledging the potential for a higher-for-longer terminal fed funds target rate.
Valuations improved late in the reporting period as risk assets pulled back from recent highs, but uncertainty around corporate fundamentals suggests limited near-term upside, particularly as earnings estimates have not seen significant downward revisions to reflect rising recession risks. Other key risks to global markets include central bank missteps, persistent inflation, potential for a sharper slowdown in global growth, China’s balance between containing the coronavirus and growth, geopolitical tensions, and potential supply chain disruptions. Given the range of potential paths for growth and inflation, our positioning remains cautious. On one hand, we expect a firm commitment from major central banks to bring down inflation will result in a low ceiling for stocks in the near term. On the other hand, the peaking of inflationary pressures in key markets along with a softening of hawkish central banks’ rhetoric and actions may contribute to a market rally. We continue to assess when to add to equities and other risk assets as we evaluate long‐term valuations and early indications of stabilization or improvement in macroeconomic conditions. In our view, these conditions contribute to a less compelling risk/reward trade-off between stocks and bonds or cash in the near term, and we believe that a more modest allocation to equities may be prudent.
The elevated levels of volatility and uncertainty in global markets underscore the value of our thoughtful strategic investing approach. Given the uncertain impact of positive and negative forces driving global financial markets, we believe that broad diversification across asset classes, regions, and sectors, as well as our ability to actively adjust allocations to enhance the Retirement
Funds’ risk/reward profiles, should benefit our investors over time across a range of market and economic environments.

T. ROWE PRICE Retirement Funds

PERFORMANCE  COMPARISON
The Performance Comparison tables show the returns for each fund versus its respective S&P Target Date Index. The tables also show the average returns for each fund’s respective Lipper target date category, providing a tool to measure the performance of our funds against those with similar objectives. In addition, we compare the funds’ performance against the S&P Target Date Indexes in the
Growth of $10,000 graphs following this letter. (Returns for the funds’ Advisor and R Class shares may vary due to their different fee structures.)
RETIREMENT BALANCED FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement Balanced Fund –
.
-2.73%
Retirement Balanced Fund–
.
Advisor  Class -2.85
Retirement Balanced Fund–
.
R  Class -2.90
S&P Target Date Retirement Income
Index -2.15
Lipper Mixed-Asset Target Today Funds
Average -2.89
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2005 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2005 Fund –
.
-2.65%
Retirement 2005 Fund–
.
Advisor  Class -2.75
Retirement 2005 Fund–
.
R  Class -2.97
S&P Target Date Retirement Income
Index -2.15
Lipper Mixed-Asset Target 2010 Funds
Average -3.01
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement Funds

RETIREMENT 2010 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2010 Fund –
.
-2.59%
Retirement 2010 Fund–
.
Advisor  Class -2.67
Retirement 2010 Fund–
.
R  Class -2.82
S&P Target Date 2010 Index -1.95
Lipper Mixed-Asset Target 2010 Funds
Average -3.01
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2015 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2015 Fund –
.
-2.56%
Retirement 2015 Fund–
.
Advisor  Class -2.65
Retirement 2015 Fund–
.
R  Class -2.76
S&P Target Date 2015 Index -2.00
Lipper Mixed-Asset Target 2015
Funds Average -2.85
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2020 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2020 Fund –
.
-2.46%
Retirement 2020 Fund–
.
Advisor  Class -2.58
Retirement 2020 Fund–
.
R  Class -2.67
S&P Target Date 2020 Index -2.14
Lipper Mixed-Asset Target 2020
Funds Average -2.84
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement Funds

RETIREMENT 2025 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2025 Fund –
.
-2.36%
Retirement 2025 Fund–
.
Advisor  Class -2.50
Retirement 2025 Fund–
.
R  Class -2.65
S&P Target Date 2025 Index -1.81
Lipper Mixed-Asset Target 2025
Funds Average -2.74
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2030 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2030 Fund –
.
-2.20%
Retirement 2030 Fund–
.
Advisor  Class -2.31
Retirement 2030 Fund–
.
R  Class -2.45
S&P Target Date 2030 Index -1.79
Lipper Mixed-Asset Target 2030
Funds Average -2.55
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2035 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2035 Fund –
.
-1.92%
Retirement 2035 Fund–
.
Advisor  Class -2.08
Retirement 2035 Fund–
.
R  Class -2.17
S&P Target Date 2035 Index -1.85
Lipper Mixed-Asset Target 2035
Funds Average -2.29
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement Funds

RETIREMENT 2040 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2040 Fund –
.
-1.81%
Retirement 2040 Fund–
.
Advisor  Class -1.94
Retirement 2040 Fund–
.
R  Class -2.03
S&P Target Date 2040 Index -1.84
Lipper Mixed-Asset Target 2040
Funds Average -2.03
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2045 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2045 Fund –
.
-1.57%
Retirement 2045 Fund–
.
Advisor  Class -1.74
Retirement 2045 Fund–
.
R  Class -1.87
S&P Target Date 2045 Index -1.76
Lipper Mixed-Asset Target 2045
Funds Average -1.86
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2050 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2050 Fund –
.
-1.49%
Retirement 2050 Fund–
.
Advisor  Class -1.64
Retirement 2050 Fund–
.
R  Class -1.78
S&P Target Date 2050 Index -1.73
Lipper Mixed-Asset Target 2050
Funds Average -1.80
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement Funds

RETIREMENT 2055 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2055 Fund –
.
-1.56%
Retirement 2055 Fund–
.
Advisor  Class -1.75
Retirement 2055 Fund–
.
R  Class -1.83
S&P Target Date 2055 Index -1.70
Lipper Mixed-Asset Target 2055 Funds
Average -1.74
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2060 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2060 Fund –
.
-1.62%
Retirement 2060 Fund–
.
Advisor  Class -1.70
Retirement 2060 Fund–
.
R  Class -1.79
S&P Target Date 2060 Index -1.72
Lipper Mixed-Asset Target 2060 Funds
Average -1.71
For definitions of the benchmarks, please see the
Benchmark Information section.
RETIREMENT 2065 FUND
Six-Month Period Ended 11/30/22 Total Return
Retirement 2065 Fund –
.
-1.67%
Retirement 2065 Fund–
.
Advisor  Class -1.68
Retirement 2065 Fund–
.
R  Class -1.87
S&P Target Date 2065+ Index -1.68
Lipper Mixed-Asset Target 2060+ Funds
Average -1.69
For definitions of the benchmarks, please see the
Benchmark Information section.

T. ROWE PRICE Retirement Funds

IMPORTANT  INFORMATION
The principal value of the Retirement Funds is not guaranteed at any time, including at or after the target date, which is the approximate year an investor plans to retire (assumed to be age 65) and likely stop making new investments in the fund. If an investor plans to retire significantly earlier or later than age
65, the funds may not be an appropriate investment even if the investor is retiring on or near the target date. The funds’ allocations among a broad range of underlying T. Rowe Price stock and bond funds will (with the exception of the Retirement Balanced Fund) change over time. The funds (other than the
Retirement Balanced Fund) emphasize potential capital appreciation during the early phases of retirement asset accumulation, balance the need for appreciation with the need for income as retirement approaches, and focus on supporting an income stream over a long-term postretirement withdrawal horizon. The funds are not designed for a lump-sum redemption at the target date and do not guarantee a particular level of income. The funds maintain a substantial allocation to equities both prior to and after the target date, which can result in greater volatility over shorter time horizons.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Retirement Funds

RISKS OF INVESTING
The Retirement Funds’ investment in many underlying funds means that they will be exposed to the risks of different areas of the market. As with all stock and bond mutual funds, each fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Investors should note that the higher a fund’s allocation to stocks, the greater the risk.
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments.
Funds that invest overseas may carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-
U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
For a thorough discussion of risks, please see the prospectus.
BENCHMARK INFORMATION
S&P Target Date Indexes: A series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.
Lipper Averages: The averages of available mutual fund performance returns for specified time periods in categories defined by Lipper Inc.

T. ROWE PRICE Retirement Funds

Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: The S&P Target Date Indexes are products of S&P Dow Jones Indices
LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered
trademarks of Standard & Poor’s Financial Services LLC, a division of S&P
Global (“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark
Holdings LLC (“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P Target Date Indexes.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement Balanced Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.26% 3.94% Equity Index 500
7.29 6.20 Growth Stock
0.96 1.86 U.S. Large-Cap Core
7.29 6.82 Value
1.49 1.41 U.S. Equity Research
U.S. Mid-Cap Stocks 1.33  1.54  Mid-Cap Growth
1.33 1.62 Mid-Cap Value
U.S. Small-Cap Stocks 0.89  0.63  New Horizons
0.89 1.05 Small-Cap Stock
0.89 0.97 Small-Cap Value
International Developed
Market Stocks
3.23  2.89  International Stock
3.23 3.05 International Value Equity
3.23 3.31 Overseas Stock
International Emerging
Market Stocks
0.86  1.26  Emerging Markets Discovery
Stock
0.86 1.03 Emerging Markets Stock
Inflation Focused Stocks 2.00  2.02  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 40.03  39.60
Core Fixed Income 4.00  4.01  Dynamic Global Bond
6.00 5.55 International Bond (USD Hedged)
18.00 15.10 New Income
Diversifying Fixed Income 4.32  4.21  Emerging Markets Bond
1.30 1.92 Floating Rate
3.02 3.70 High Yield
20.00 19.40 Limited Duration Inflation
Focused Bond
3.36 3.22 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.00  Cash and Collateral
0.00 0.01 Transition
0.00 3.29 U.S. Treasury Money
0.00 0.00 U.S. Treasury Bills
Total Bonds 60.00  60.41
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2005 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.60% 4.31% Equity Index 500
7.87 6.69 Growth Stock
1.03 2.01 U.S. Large-Cap Core
7.87 7.37 Value
1.61 1.53 U.S. Equity Research
U.S. Mid-Cap Stocks 1.44  1.64  Mid-Cap Growth
1.44 1.73 Mid-Cap Value
U.S. Small-Cap Stocks 0.96  0.71  New Horizons
0.96 1.15 Small-Cap Stock
0.96 1.06 Small-Cap Value
International Developed
Market Stocks
3.49  3.14  International Stock
3.49 3.25 International Value Equity
3.49 3.59 Overseas Stock
International Emerging
Market Stocks
0.92  1.36  Emerging Markets Discovery
Stock
0.92 1.12 Emerging Markets Stock
Inflation Focused Stocks 2.16  2.14  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 43.21  42.80
Core Fixed Income 3.99  3.99  Dynamic Global Bond
5.99 5.56 International Bond (USD Hedged)
17.96 15.02 New Income
Diversifying Fixed Income 4.24  4.10  Emerging Markets Bond
1.27 1.89 Floating Rate
2.97 3.60 High Yield
16.90 16.41 Limited Duration Inflation
Focused Bond
3.50 3.30 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.00  Cash and Collateral
0.00 0.01 Transition
0.00 3.31 U.S. Treasury Money
0.00 0.00 U.S. Treasury Bills
Total Bonds 56.82  57.19
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2010 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 4.96% 4.58% Equity Index 500
8.50 7.29 Growth Stock
1.12 2.17 U.S. Large-Cap Core
8.50 7.97 Value
1.74 1.65 U.S. Equity Research
U.S. Mid-Cap Stocks 1.55  1.76  Mid-Cap Growth
1.55 1.87 Mid-Cap Value
U.S. Small-Cap Stocks 1.03  0.77  New Horizons
1.03 1.24 Small-Cap Stock
1.03 1.13 Small-Cap Value
International Developed
Market Stocks
3.77  3.37  International Stock
3.77 3.52 International Value Equity
3.77 3.94 Overseas Stock
International Emerging
Market Stocks
1.00  1.44  Emerging Markets Discovery
Stock
1.00 1.22 Emerging Markets Stock
Inflation Focused Stocks 2.33  2.34  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 46.65  46.26
Core Fixed Income 3.85  3.82  Dynamic Global Bond
5.77 5.28 International Bond (USD Hedged)
17.30 14.42 New Income
Diversifying Fixed Income 4.02  3.87  Emerging Markets Bond
1.21 1.78 Floating Rate
2.81 3.42 High Yield
14.90 14.43 Limited Duration Inflation
Focused Bond
3.50 3.29 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.00  Cash and Collateral
0.00 0.01 Transition
0.00 3.43 U.S. Treasury Money
0.00 0.00 U.S. Treasury Bills
Total Bonds 53.36  53.75
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2015 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 5.28% 5.24% Equity Index 500
9.05 7.60 Growth Stock
1.19 2.31 U.S. Large-Cap Core
9.05 8.54 Value
1.85 1.71 U.S. Equity Research
U.S. Mid-Cap Stocks 1.65  1.86  Mid-Cap Growth
1.65 1.99 Mid-Cap Value
U.S. Small-Cap Stocks 1.10  0.80  New Horizons
1.10 1.32 Small-Cap Stock
1.10 1.22 Small-Cap Value
International Developed
Market Stocks
4.01  3.32  International Stock
4.01 3.67 International Value Equity
4.01 4.11 Overseas Stock
International Emerging
Market Stocks
1.06  1.56  Emerging Markets Discovery
Stock
1.06 1.34 Emerging Markets Stock
Inflation Focused Stocks 2.48  2.41  Real Assets
U.S. Stock Index Futures* 0.00  -0.30  Stock Index Futures*
International Stock Index
Futures*
0.00  0.49  Stock Index Futures*
Total Stocks 49.65  49.19
Core Fixed Income 3.75  3.71  Dynamic Global Bond
5.62 5.19 International Bond (USD Hedged)
16.85 14.03 New Income
Diversifying Fixed Income 3.87  3.72  Emerging Markets Bond
1.16 1.72 Floating Rate
2.71 3.31 High Yield
12.90 12.45 Limited Duration Inflation
Focused Bond
3.50 3.27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.16  Interest Rate Futures*
Short-Term Income 0.00  0.13  Cash and Collateral
0.00 0.01 Transition
0.00 3.44 U.S. Treasury Money
0.00 0.00 U.S. Treasury Bills
Total Bonds 50.36  50.82
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2020 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 5.66% 5.33% Equity Index 500
9.69 8.12 Growth Stock
1.27 2.49 U.S. Large-Cap Core
9.69 9.06 Value
1.98 1.92 U.S. Equity Research
U.S. Mid-Cap Stocks 1.77  2.11  Mid-Cap Growth
1.77 2.11 Mid-Cap Value
U.S. Small-Cap Stocks 1.18  0.87  New Horizons
1.18 1.48 Small-Cap Stock
1.18 1.28 Small-Cap Value
International Developed
Market Stocks
4.30  3.68  International Stock
4.30 3.95 International Value Equity
4.30 4.52 Overseas Stock
International Emerging
Market Stocks
1.14  1.70  Emerging Markets Discovery
Stock
1.14 1.42 Emerging Markets Stock
Inflation Focused Stocks 2.66  2.59  Real Assets
U.S. Stock Index Futures* 0.00  -0.22  Stock Index Futures*
International Stock Index
Futures*
0.00  0.26  Stock Index Futures*
Total Stocks 53.21  52.67
Core Fixed Income 3.59  3.53  Dynamic Global Bond
5.39 4.93 International Bond (USD Hedged)
16.16 13.38 New Income
Diversifying Fixed Income 3.64  3.52  Emerging Markets Bond
1.09 1.62 Floating Rate
2.54 3.13 High Yield
10.90 10.46 Limited Duration Inflation
Focused Bond
3.50 3.26 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.04  Interest Rate Futures*
Short-Term Income 0.00  0.11  Cash and Collateral
0.00 0.01 Transition
0.00 3.30 U.S. Treasury Money
0.00 0.11 U.S. Treasury Bills
Total Bonds 46.81  47.32
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2025 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 6.44% 6.12% Equity Index 500
11.02 9.22 Growth Stock
1.45 2.83 U.S. Large-Cap Core
11.02 10.31 Value
2.25 2.16 U.S. Equity Research
U.S. Mid-Cap Stocks 2.01  2.48  Mid-Cap Growth
2.01 2.37 Mid-Cap Value
U.S. Small-Cap Stocks 1.34  1.00  New Horizons
1.34 1.70 Small-Cap Stock
1.34 1.47 Small-Cap Value
International Developed
Market Stocks
4.89  4.23  International Stock
4.89 4.51 International Value Equity
4.89 5.15 Overseas Stock
International Emerging
Market Stocks
1.29  1.93  Emerging Markets Discovery
Stock
1.29 1.68 Emerging Markets Stock
Inflation Focused Stocks 3.03  2.95  Real Assets
U.S. Stock Index Futures* 0.00  -0.37  Stock Index Futures*
International Stock Index
Futures*
0.00  0.05  Stock Index Futures*
Total Stocks 60.50  59.79
Core Fixed Income 3.23  3.14  Dynamic Global Bond
4.84 4.39 International Bond (USD Hedged)
14.51 11.90 New Income
Diversifying Fixed Income 2.97  2.81  Emerging Markets Bond
0.89 1.35 Floating Rate
2.08 2.55 High Yield
7.25 6.86 Limited Duration Inflation
Focused Bond
3.74 3.42 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.42  Cash and Collateral
0.00 0.01 Transition
0.00 3.29 U.S. Treasury Money
0.00 0.10 U.S. Treasury Bills
Total Bonds 39.51  40.24
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2030 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 7.62% 7.29% Equity Index 500
13.05 10.84 Growth Stock
1.71 3.33 U.S. Large-Cap Core
13.05 12.17 Value
2.67 2.57 U.S. Equity Research
U.S. Mid-Cap Stocks 2.38  2.88  Mid-Cap Growth
2.38 2.84 Mid-Cap Value
U.S. Small-Cap Stocks 1.59  1.18  New Horizons
1.59 1.98 Small-Cap Stock
1.59 1.76 Small-Cap Value
International Developed
Market Stocks
5.78  5.01  International Stock
5.78 5.39 International Value Equity
5.78 6.08 Overseas Stock
International Emerging
Market Stocks
1.53  2.26  Emerging Markets Discovery
Stock
1.53 2.01 Emerging Markets Stock
Inflation Focused Stocks 3.58  3.50  Real Assets
U.S. Stock Index Futures* 0.00  -0.44  Stock Index Futures*
International Stock Index
Futures*
0.00  0.03  Stock Index Futures*
Total Stocks 71.61  70.68
Core Fixed Income 2.62  2.49  Dynamic Global Bond
3.92 3.48 International Bond (USD Hedged)
11.77 9.45 New Income
Diversifying Fixed Income 1.99  1.84  Emerging Markets Bond
0.60 0.95 Floating Rate
1.39 1.77 High Yield
2.25 2.00 Limited Duration Inflation
Focused Bond
3.86 3.42 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.51  Cash and Collateral
0.00 0.02 Transition
0.00 3.30 U.S. Treasury Money
0.00 0.09 U.S. Treasury Bills
Total Bonds 28.40  29.32
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2035 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 8.78% 8.26% Equity Index 500
15.03 12.35 Growth Stock
1.98 3.83 U.S. Large-Cap Core
15.03 13.95 Value
3.07 2.93 U.S. Equity Research
U.S. Mid-Cap Stocks 2.74  3.21  Mid-Cap Growth
2.74 3.30 Mid-Cap Value
U.S. Small-Cap Stocks 1.83  1.34  New Horizons
1.83 2.24 Small-Cap Stock
1.83 1.99 Small-Cap Value
International Developed
Market Stocks
6.66  5.72  International Stock
6.66 6.22 International Value Equity
6.66 6.96 Overseas Stock
International Emerging
Market Stocks
1.76  2.60  Emerging Markets Discovery
Stock
1.76 2.29 Emerging Markets Stock
Inflation Focused Stocks 4.13  3.98  Real Assets
U.S. Stock Index Futures* 0.00  0.06  Stock Index Futures*
International Stock Index
Futures*
0.00  0.24  Stock Index Futures*
Total Stocks 82.49  81.47
Core Fixed Income 1.75  1.59  Dynamic Global Bond
2.63 2.21 International Bond (USD Hedged)
7.88 6.11 New Income
Diversifying Fixed Income 1.06  0.95  Emerging Markets Bond
0.32 0.53 Floating Rate
0.74 0.97 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
3.13 2.70 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.28  Interest Rate Futures*
Short-Term Income 0.00  0.13  Cash and Collateral
0.00 0.02 Transition
0.00 3.51 U.S. Treasury Money
0.00 0.11 U.S. Treasury Bills
Total Bonds 17.51  18.55
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2040 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 9.72% 9.11% Equity Index 500
16.65 13.66 Growth Stock
2.19 4.24 U.S. Large-Cap Core
16.65 15.40 Value
3.40 3.25 U.S. Equity Research
U.S. Mid-Cap Stocks 3.04  3.57  Mid-Cap Growth
3.04 3.61 Mid-Cap Value
U.S. Small-Cap Stocks 2.03  1.48  New Horizons
2.03 2.47 Small-Cap Stock
2.03 2.22 Small-Cap Value
International Developed
Market Stocks
7.38  6.36  International Stock
7.38 6.90 International Value Equity
7.38 7.72 Overseas Stock
International Emerging
Market Stocks
1.95  2.88  Emerging Markets Discovery
Stock
1.95 2.55 Emerging Markets Stock
Inflation Focused Stocks 4.57  4.40  Real Assets
U.S. Stock Index Futures* 0.00  0.19  Stock Index Futures*
International Stock Index
Futures*
0.00  0.21  Stock Index Futures*
Total Stocks 91.39  90.22
Core Fixed Income 0.86  0.70  Dynamic Global Bond
1.29 0.97 International Bond (USD Hedged)
3.87 2.68 New Income
Diversifying Fixed Income 0.32  0.26  Emerging Markets Bond
0.05 0.13 Floating Rate
0.27 0.40 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
1.95 1.49 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.37  Interest Rate Futures*
Short-Term Income 0.00  0.13  Cash and Collateral
0.00 0.01 Transition
0.00 3.28 U.S. Treasury Money
0.00 0.10 U.S. Treasury Bills
Total Bonds 8.61  9.78
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2045 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.23% 9.53% Equity Index 500
17.51 14.35 Growth Stock
2.30 4.46 U.S. Large-Cap Core
17.51 16.16 Value
3.58 3.38 U.S. Equity Research
U.S. Mid-Cap Stocks 3.20  3.69  Mid-Cap Growth
3.20 3.80 Mid-Cap Value
U.S. Small-Cap Stocks 2.13  1.53  New Horizons
2.13 2.56 Small-Cap Stock
2.13 2.30 Small-Cap Value
International Developed
Market Stocks
7.76  6.67  International Stock
7.76 7.21 International Value Equity
7.76 8.11 Overseas Stock
International Emerging
Market Stocks
2.05  3.01  Emerging Markets Discovery
Stock
2.05 2.67 Emerging Markets Stock
Inflation Focused Stocks 4.81  4.58  Real Assets
U.S. Stock Index Futures* 0.00  0.61  Stock Index Futures*
International Stock Index
Futures*
0.00  0.26  Stock Index Futures*
Total Stocks 96.11  94.88
Core Fixed Income 0.39  0.24  Dynamic Global Bond
0.59 0.35 International Bond (USD Hedged)
1.76 0.99 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
1.17 0.65 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.81  Interest Rate Futures*
Short-Term Income 0.00  0.14  Cash and Collateral
0.00 0.02 Transition
0.00 3.45 U.S. Treasury Money
0.00 0.11 U.S. Treasury Bills
Total Bonds 3.91  5.14
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2050 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.39% 9.70% Equity Index 500
17.78 14.56 Growth Stock
2.34 4.52 U.S. Large-Cap Core
17.78 16.40 Value
3.64 3.44 U.S. Equity Research
U.S. Mid-Cap Stocks 3.25  3.76  Mid-Cap Growth
3.25 3.84 Mid-Cap Value
U.S. Small-Cap Stocks 2.16  1.58  New Horizons
2.16 2.56 Small-Cap Stock
2.16 2.36 Small-Cap Value
International Developed
Market Stocks
7.88  6.76  International Stock
7.88 7.32 International Value Equity
7.88 8.20 Overseas Stock
International Emerging
Market Stocks
2.09  3.01  Emerging Markets Discovery
Stock
2.09 2.68 Emerging Markets Stock
Inflation Focused Stocks 4.88  4.65  Real Assets
U.S. Stock Index Futures* 0.00  0.53  Stock Index Futures*
International Stock Index
Futures*
0.00  0.42  Stock Index Futures*
Total Stocks 97.61  96.29
Core Fixed Income 0.24  0.11  Dynamic Global Bond
0.36 0.15 International Bond (USD Hedged)
1.08 0.43 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.72 0.27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.89  Interest Rate Futures*
Short-Term Income 0.00  0.13  Cash and Collateral
0.00 0.01 Transition
0.00 3.38 U.S. Treasury Money
0.00 0.11 U.S. Treasury Bills
Total Bonds 2.40  3.70
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2055 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 9.84% Equity Index 500
17.86 14.66 Growth Stock
2.35 4.56 U.S. Large-Cap Core
17.86 16.67 Value
3.65 3.44 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.79  Mid-Cap Growth
3.26 3.95 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.62  New Horizons
2.17 2.60 Small-Cap Stock
2.17 2.41 Small-Cap Value
International Developed
Market Stocks
7.91  6.93  International Stock
7.91 7.47 International Value Equity
7.91 8.29 Overseas Stock
International Emerging
Market Stocks
2.10  3.03  Emerging Markets Discovery
Stock
2.10 2.79 Emerging Markets Stock
Inflation Focused Stocks 4.90  4.75  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 98.01  96.80
Core Fixed Income 0.20  0.11  Dynamic Global Bond
0.30 0.15 International Bond (USD Hedged)
0.90 0.44 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.69  Interest Rate Futures*
Short-Term Income 0.00  0.00  Cash and Collateral
0.00 0.01 Transition
0.00 2.81 U.S. Treasury Money
0.00 0.10 U.S. Treasury Bills
Total Bonds 2.00  3.20
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2060 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.43% 9.93% Equity Index 500
17.86 14.65 Growth Stock
2.35 4.55 U.S. Large-Cap Core
17.86 16.62 Value
3.65 3.44 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.77  Mid-Cap Growth
3.26 3.90 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.64  New Horizons
2.17 2.60 Small-Cap Stock
2.17 2.40 Small-Cap Value
International Developed
Market Stocks
7.91  7.04  International Stock
7.91 7.44 International Value Equity
7.91 8.25 Overseas Stock
International Emerging
Market Stocks
2.10  3.04  Emerging Markets Discovery
Stock
2.10 2.74 Emerging Markets Stock
Inflation Focused Stocks 4.90  4.74  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 98.01  96.75
Core Fixed Income 0.20  0.11  Dynamic Global Bond
0.30 0.17 International Bond (USD Hedged)
0.90 0.44 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.01 Limited Duration Inflation
Focused Bond
0.60 0.27 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  -0.44  Interest Rate Futures*
Short-Term Income 0.00  0.00  Cash and Collateral
0.00 0.01 Transition
0.00 2.54 U.S. Treasury Money
0.00 0.13 U.S. Treasury Bills
Total Bonds 2.00  3.24
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

PORTFOLIO HIGHLIGHTS
NEUTRAL AND ACTUAL ALLOCATIONS
As of 11/30/22
Retirement 2065 Fund
Sector(s)
Neutral
Allocation
Actual
Allocation Position
U.S. Large-Cap Stocks 10.42% 10.04% Equity Index 500
17.86 14.72 Growth Stock
2.35 4.53 U.S. Large-Cap Core
17.86 16.53 Value
3.65 3.42 U.S. Equity Research
U.S. Mid-Cap Stocks 3.26  3.79  Mid-Cap Growth
3.26 3.90 Mid-Cap Value
U.S. Small-Cap Stocks 2.17  1.61  New Horizons
2.17 2.58 Small-Cap Stock
2.17 2.38 Small-Cap Value
International Developed
Market Stocks
7.91  7.04  International Stock
7.91 7.40 International Value Equity
7.91 8.37 Overseas Stock
International Emerging
Market Stocks
2.10  3.21  Emerging Markets Discovery
Stock
2.10 2.52 Emerging Markets Stock
Inflation Focused Stocks 4.90  4.76  Real Assets
U.S. Stock Index Futures* 0.00  0.00  Stock Index Futures*
International Stock Index
Futures*
0.00  0.00  Stock Index Futures*
Total Stocks 98.00  96.80
Core Fixed Income 0.20  0.11  Dynamic Global Bond
0.30 0.16 International Bond (USD Hedged)
0.90 0.44 New Income
Diversifying Fixed Income 0.00  0.00  Emerging Markets Bond
0.00 0.00 Floating Rate
0.00 0.00 High Yield
0.00 0.00 Limited Duration Inflation
Focused Bond
0.60 0.28 U.S. Treasury Long-Term Index
U.S. Interest Rate Futures* 0.00  0.00  Interest Rate Futures*
Short-Term Income 0.00  0.00  Cash and Collateral
0.00 0.01 Transition
0.00 2.21 U.S. Treasury Money
0.00 0.00 U.S. Treasury Bills
Total Bonds 2.00  3.21
Totals under the neutral and actual allocations may not foot due to rounding.
The fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single-class fund.
*Actual allocation percentage for Futures is based on notional value.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT BALANCED FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement Balanced Fund –
.
-9.93% 3.78% 4.79%
Retirement Balanced Fund–
.
Advisor  Class -10.09 3.52 4.54
Retirement Balanced Fund–
.
R  Class -10.32 3.27 4.28
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2005 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2005 Fund –
.
-10.32% 3.53% 4.87%
Retirement 2005 Fund–
.
Advisor  Class -10.50 3.29 4.61
Retirement 2005 Fund–
.
R  Class -10.81 3.02 4.34
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2010 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2010 Fund –
.
-10.45% 3.86% 5.40%
Retirement 2010 Fund–
.
Advisor  Class -10.65 3.61 5.15
Retirement 2010 Fund–
.
R  Class -10.92 3.34 4.88
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2015 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2015 Fund –
.
-10.53% 4.19% 6.14%
Retirement 2015 Fund–
.
Advisor  Class -10.75 3.94 5.89
Retirement 2015 Fund–
.
R  Class -10.95 3.68 5.62
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2020 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2020 Fund –
.
-10.75% 4.58% 6.92%
Retirement 2020 Fund–
.
Advisor  Class -10.94 4.33 6.65
Retirement 2020 Fund–
.
R  Class -11.16 4.07 6.38
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2025 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2025 Fund –
.
-11.32% 5.06% 7.65%
Retirement 2025 Fund–
.
Advisor  Class -11.52 4.81 7.39
Retirement 2025 Fund–
.
R  Class -11.77 4.54 7.12
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2030 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2030 Fund –
.
-12.06% 5.47% 8.30%
Retirement 2030 Fund–
.
Advisor  Class -12.26 5.22 8.03
Retirement 2030 Fund–
.
R  Class -12.46 4.96 7.76
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2035 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2035 Fund –
.
-12.53% 5.86% 8.82%
Retirement 2035 Fund–
.
Advisor  Class -12.78 5.60 8.54
Retirement 2035 Fund–
.
R  Class -12.97 5.34 8.27
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2040 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2040 Fund –
.
-12.93% 6.22% 9.21%
Retirement 2040 Fund–
.
Advisor  Class -13.18 5.95 8.93
Retirement 2040 Fund–
.
R  Class -13.37 5.69 8.66
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2045 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2045 Fund –
.
-12.90% 6.50% 9.40%
Retirement 2045 Fund–
.
Advisor  Class -13.15 6.23 9.12
Retirement 2045 Fund–
.
R  Class -13.37 5.97 8.85
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2050 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2050 Fund –
.
-12.87% 6.53% 9.41%
Retirement 2050 Fund–
.
Advisor  Class -13.10 6.26 9.14
Retirement 2050 Fund–
.
R  Class -13.33 5.99 8.86
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2055 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Retirement 2055 Fund –
.
-12.90% 6.48% 9.38%
Retirement 2055 Fund–
.
Advisor  Class -13.18 6.20 9.10
Retirement 2055 Fund–
.
R  Class -13.37 5.95 8.84
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2060 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years
Since
Inception
6/23/14
Retirement 2060 Fund –
.
-12.93% 6.48% 7.22%
Retirement 2060 Fund–
.
Advisor  Class -13.16 6.22 6.95
Retirement 2060 Fund–
.
R  Class -13.36 5.95 6.69
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
RETIREMENT 2065 FUND
Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year
Since
Inception
10/13/20
Retirement 2065 Fund –
.
-12.90% 4.93%
Retirement 2065 Fund–
.
Advisor  Class -13.04 4.69
Retirement 2065 Fund–
.
R  Class -13.25 4.42
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Retirement Funds

EXPENSE RATIO
Retirement Balanced Fund 0.49%
Retirement Balanced Fund–Advisor Class 0.74
Retirement Balanced Fund–R Class 0.99
Retirement 2005 Fund 0.49
Retirement 2005 Fund–Advisor Class 0.74
Retirement 2005 Fund–R Class 0.99
Retirement 2010 Fund 0.49
Retirement 2010 Fund–Advisor Class 0.74
Retirement 2010 Fund–R Class 0.99
Retirement 2015 Fund 0.51
Retirement 2015 Fund–Advisor Class 0.76
Retirement 2015 Fund–R Class 1.01
Retirement 2020 Fund 0.53
Retirement 2020 Fund–Advisor Class 0.78
Retirement 2020 Fund–R Class 1.03
Retirement 2025 Fund 0.55
Retirement 2025 Fund–Advisor Class 0.80
Retirement 2025 Fund–R Class 1.05
Retirement 2030 Fund 0.58
Retirement 2030 Fund–Advisor Class 0.83
Retirement 2030 Fund–R Class 1.08
Retirement 2035 Fund 0.59
Retirement 2035 Fund–Advisor Class 0.84
Retirement 2035 Fund–R Class 1.09
Retirement 2040 Fund 0.60
Retirement 2040 Fund–Advisor Class 0.85
Retirement 2040 Fund–R Class 1.10
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Retirement Funds

Retirement 2045 Fund 0.62%
Retirement 2045 Fund–Advisor Class 0.87
Retirement 2045 Fund–R Class 1.12
Retirement 2050 Fund 0.63
Retirement 2050 Fund–Advisor Class 0.88
Retirement 2050 Fund–R Class 1.13
Retirement 2055 Fund 0.64
Retirement 2055 Fund–Advisor Class 0.89
Retirement 2055 Fund–R Class 1.14
Retirement 2060 Fund 0.64
Retirement 2060 Fund–Advisor Class 0.89
Retirement 2060 Fund–R Class 1.14
Retirement 2065 Fund 0.64
Retirement 2065 Fund–Advisor Class 0.89
Retirement 2065 Fund–R Class 1.14
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.
EXPENSE RATIO (CONTINUED)

T. ROWE PRICE Retirement Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee; Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee; and R
Class shares are available to retirement plans serviced by intermediaries and charge a 0.50%
12b-1 fee. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Retirement Funds

RETIREMENT BALANCED FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $972.70 $2.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.61   2.48
Advisor Class
Actual   1,000.00   971.50   3.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.36   3.75
R Class
Actual   1,000.00   971.00   4.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.10   5.01
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%,
the
2
Advisor Class was 0.74%, and the
3
R Class was 0.99%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2005 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $973.50 $2.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.61   2.48
Advisor Class
Actual   1,000.00   972.50   3.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.36   3.75
R Class
Actual   1,000.00   970.30   4.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.10   5.01
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%,
the
2
Advisor Class was 0.74%, and the
3
R Class was 0.99%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2010 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $974.10 $2.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.61   2.48
Advisor Class
Actual   1,000.00   973.30   3.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.36   3.75
R Class
Actual   1,000.00   971.80   4.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.10   5.01
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.49%,
the
2
Advisor Class was 0.74%, and the
3
R Class was 0.99%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2015 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $974.40 $2.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.51   2.59
Advisor Class
Actual   1,000.00   973.50   3.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.26   3.85
R Class
Actual   1,000.00   972.40   4.99
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.00   5.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.51%,
the
2
Advisor Class was 0.76%, and the
3
R Class was 1.01%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2020 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $975.40 $2.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.41   2.69
Advisor Class
Actual   1,000.00   974.20   3.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.16   3.95
R Class
Actual   1,000.00   973.30   5.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.90   5.22
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.78%, and the
3
R Class was 1.03%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2025 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $976.40 $2.72
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.31   2.79
Advisor Class
Actual   1,000.00   975.00   3.96
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.06   4.05
R Class
Actual   1,000.00   973.50   5.19
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.80   5.32
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.55%,
the
2
Advisor Class was 0.80%, and the
3
R Class was 1.05%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2030 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $978.00 $2.88
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.16   2.94
Advisor Class
Actual   1,000.00   976.90   4.11
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.91   4.20
R Class
Actual   1,000.00   975.50   5.35
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.65   5.47
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.58%,
the
2
Advisor Class was 0.83%, and the
3
R Class was 1.08%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2035 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $980.80 $2.93
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.11   2.99
Advisor Class
Actual   1,000.00   979.20   4.17
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.86   4.26
R Class
Actual   1,000.00   978.30   5.41
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.60   5.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.59%,
the
2
Advisor Class was 0.84%, and the
3
R Class was 1.09%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2040 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $981.90 $2.98
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.06   3.04
Advisor Class
Actual   1,000.00   980.60   4.22
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.81   4.31
R Class
Actual   1,000.00   979.70   5.46
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.55   5.57
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.60%,
the
2
Advisor Class was 0.85%, and the
3
R Class was 1.10%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2045 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $984.30 $3.08
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.96   3.14
Advisor Class
Actual   1,000.00   982.60   4.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.71   4.41
R Class
Actual   1,000.00   981.30   5.56
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.45   5.67
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.62%,
the
2
Advisor Class was 0.87%, and the
3
R Class was 1.12%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2050 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $985.10 $3.14
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.91   3.19
Advisor Class
Actual   1,000.00   983.60   4.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.66   4.46
R Class
Actual   1,000.00   982.20   5.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.40   5.72
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.63%,
the
2
Advisor Class was 0.88%, and the
3
R Class was 1.13%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2055 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $984.40 $3.18
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.86   3.24
Advisor Class
Actual   1,000.00   982.50   4.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.61   4.51
R Class
Actual   1,000.00   981.70   5.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.35   5.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
R Class was 1.14%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2060 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $983.80 $3.18
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.86   3.24
Advisor Class
Actual   1,000.00   983.00   4.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.61   4.51
R Class
Actual   1,000.00   982.10   5.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.35   5.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
R Class was 1.14%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

RETIREMENT 2065 FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $983.30 $3.18
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.86   3.24
Advisor Class
Actual   1,000.00   983.20   4.42
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.61   4.51
R Class
Actual   1,000.00   981.30   5.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.35   5.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.64%,
the
2
Advisor Class was 0.89%, and the
3
R Class was 1.14%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Retirement Funds

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Retirement Balanced Fund –
.
-15.01% 2.74% 4.13% – –
Retirement Balanced Fund–
.
Advisor  Class -15.22  2.49  3.88  – –
Retirement Balanced Fund–
.
R  Class -15.38  2.24  3.62  – –
Retirement 2005 Fund –
.
-15.68  2.43  4.18  – –
Retirement 2005 Fund–
.
Advisor  Class -15.87  2.17  3.92  – –
Retirement 2005 Fund–
.
R  Class -16.13  1.91  3.66  – –
Retirement 2010 Fund –
.
-16.07  2.70  4.67  – –
Retirement 2010 Fund–
.
Advisor  Class -16.29  2.44  4.41  – –
Retirement 2010 Fund–
.
R  Class -16.42  2.20  4.15  – –
Retirement 2015 Fund –
.
-16.31  3.05  5.37  – –
Retirement 2015 Fund–
.
Advisor  Class -16.47  2.80  5.11  – –
Retirement 2015 Fund–
.
R  Class -16.73  2.53  4.84  – –
Retirement 2020 Fund –
.
-16.77  3.43  6.09  – –
Retirement 2020 Fund–
.
Advisor  Class -17.00  3.18  5.83  – –
Retirement 2020 Fund–
.
R  Class -17.19  2.92  5.56  – –
Retirement 2025 Fund –
.
-17.82  3.81  6.74  – –
Retirement 2025 Fund–
.
Advisor  Class -18.00  3.56  6.47  – –
Retirement 2025 Fund–
.
R  Class -18.22  3.29  6.21  – –
Retirement 2030 Fund –
.
-19.29  4.05  7.25  – –
Retirement 2030 Fund–
.
Advisor  Class -19.51  3.79  6.98  – –
Retirement 2030 Fund–
.
R  Class -19.71  3.53  6.71  – –
Retirement 2035 Fund –
.
-20.67  4.22  7.62  – –

T. ROWE PRICE Retirement Funds

Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Retirement 2035 Fund–
.
Advisor  Class -20.83% 3.97% 7.35% – –
Retirement 2035 Fund–
.
R  Class -21.03  3.70  7.08  – –
Retirement 2040 Fund –
.
-21.72  4.41  7.90  – –
Retirement 2040 Fund–
.
Advisor  Class -21.92  4.15  7.64  – –
Retirement 2040 Fund–
.
R  Class -22.12  3.89  7.36  – –
Retirement 2045 Fund –
.
-22.06  4.60  8.04  – –
Retirement 2045 Fund–
.
Advisor  Class -22.24  4.35  7.77  – –
Retirement 2045 Fund–
.
R  Class -22.43  4.09  7.50  – –
Retirement 2050 Fund –
.
-22.14  4.59  8.03  – –
Retirement 2050 Fund–
.
Advisor  Class -22.36  4.31  7.76  – –
Retirement 2050 Fund–
.
R  Class -22.56  4.06  7.49  – –
Retirement 2055 Fund –
.
-22.25  4.53  7.99  – –
Retirement 2055 Fund–
.
Advisor  Class -22.45  4.27  7.72  – –
Retirement 2055 Fund–
.
R  Class -22.60  4.01  7.46  – –
Retirement 2060 Fund –
.
-22.27  4.53  – 5.70% 6/23/14
Retirement 2060 Fund–
.
Advisor  Class -22.44  4.26  – 5.44  6/23/14
Retirement 2060 Fund–
.
R  Class -22.63  4.01  – 5.17  6/23/14
Retirement 2065 Fund –
.
-22.06  – – -1.32  10/13/20
Retirement 2065 Fund–
.
Advisor  Class -22.27  – – -1.59  10/13/20
Retirement 2065 Fund–
.
R  Class -22.48  – – -1.84  10/13/20
QUARTER-END RETURNS (continued)

T. ROWE PRICE Retirement Funds

The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
R Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how each class would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
QUARTER-END RETURNS (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568506
C16-051 1/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
Semiannual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com.
T. ROWE PRICE
TRSJX Retirement 2065 Fund –
.
PASUX Retirement 2065 Fund–
.
Advisor  Class
RRSUX Retirement 2065 Fund–
.
R Class

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
10/13/20
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 10 .77 $ 12 .33 $ 10 .00
Investment activities
Net investment income (loss)
(2)(3)
( 0 .02 ) 0 .09 ( 0 .03 )
Net realized and unrealized gain/loss ( 0 .16 )
(4)
( 1 .23 ) 2 .49
Total from investment activities ( 0 .18 ) ( 1 .14 ) 2 .46
Distributions
Net investment income — ( 0 .12 ) ( 0 .09 )
Net realized gain — ( 0 .30 ) ( 0 .04 )
Total distributions — ( 0 .42 ) ( 0 .13 )
NET ASSET VALUE
End of period $ 10 .59 $ 10 .77 $ 12 .33

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
10/13/20
(1)
Through
5/31/21
Ratios/Supplemental Data
Total return
(3)(5)(6)
( 1 .67 ) % ( 9 .69 ) % 24 .79%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0 .64%
(7)
0 .64% 0 .68%
(7)
Net expenses after payments by Price Associates
(6)
0 .64%
(7)
0 .64% 0 .68%
(7)
Net investment income (loss)
(6)
( 0 .37 ) %
(7)
0 .74% ( 0 .34 ) %
(7)
Portfolio turnover rate
(6)
20 .5% 51 .9% 16 .8%
Net assets, end of period (in thousands) $108,333 $81,051 $25,710
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
10/13/20
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 10 .74 $ 12 .32 $ 10 .00
Investment activities
Net investment income (loss)
(2)(3)
( 0 .03 ) 0 .05 ( 0 .02 )
Net realized and unrealized gain/loss ( 0 .15 )
(4)
( 1 .23 ) 2 .46
Total from investment activities ( 0 .18 ) ( 1 .18 ) 2 .44
Distributions
Net investment income — ( 0 .10 ) ( 0 .08 )
Net realized gain — ( 0 .30 ) ( 0 .04 )
Total distributions — ( 0 .40 ) ( 0 .12 )
NET ASSET VALUE
End of period $ 10 .56 $ 10 .74 $ 12 .32

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
10/13/20
(1)
Through
5/31/21
Ratios/Supplemental Data
Total return
(3)(5)(6)
( 1 .68 ) % ( 9 .97 ) % 24 .57%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
0 .89%
(7)
0 .89% 0 .96%
(7)
Net expenses after payments by Price Associates
(6)
0 .89%
(7)
0 .89% 0 .96%
(7)
Net investment income (loss)
(6)
( 0 .62 ) %
(7)
0 .42% ( 0 .26 ) %
(7)
Portfolio turnover rate
(6)
20 .5% 51 .9% 16 .8%
Net assets, end of period (in thousands) $5,523 $3,588 $695
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
10/13/20
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 10 .72 $ 12 .30 $ 10 .00
Investment activities
Net investment loss
(2)(3)
( 0 .04 ) ( 0 .01 ) ( 0 .01 )
Net realized and unrealized gain/loss ( 0 .16 )
(4)
( 1 .19 ) 2 .43
Total from investment activities ( 0 .20 ) ( 1 .20 ) 2 .42
Distributions
Net investment income — ( 0 .08 ) ( 0 .08 )
Net realized gain — ( 0 .30 ) ( 0 .04 )
Total distributions — ( 0 .38 ) ( 0 .12 )
NET ASSET VALUE
End of period $ 10 .52 $ 10 .72 $ 12 .30

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
10/13/20
(1)
Through
5/31/21
Ratios/Supplemental Data
Total return
(3)(5)(6)
( 1 .87 ) % ( 10 .16 ) % 24 .37%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(6)
1 .14%
(7)
1 .14% 1 .20%
(7)
Net expenses after payments by Price Associates
(6)
1 .14%
(7)
1 .14% 1 .20%
(7)
Net investment loss
(6)
( 0 .88 ) %
(7)
( 0 .06 ) % ( 0 .19 ) %
(7)
Portfolio turnover rate
(6)
20 .5% 51 .9% 16 .8%
Net assets, end of period (in thousands) $3,037 $2,728 $528
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 5 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year. The fund's total return may be higher or lower than the investment results of the individual underlying Price
Funds.
(6)
Reflects the activity of the fund, and does not include the activity of the underlying Price Funds.
However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(7)
Annualized

T. ROWE PRICE Retirement 2065 Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 1 .0%
T. Rowe Price Funds:
New Income Fund  422 170 63 62,682 509
U.S. Treasury Long-Term Index
Fund  216 157 26 39,433 323
International Bond Fund (USD
Hedged)  152 54 11 21,487 189
Dynamic Global Bond Fund  111 42 23 13,292 127
Limited Duration Inflation
Focused Bond Fund  923 53 985 1,150 5
Total Bond Mutual Funds (Cost $ 1,299 ) 1,153
EQUITY MUTUAL FUNDS 96 .8%
T. Rowe Price Funds:
Value Fund  17,056 6,106 4,751 439,562 19,323
Growth Stock Fund  (2) 12,434 6,475 1,527 245,067 17,211
Equity Index 500 Fund  9,257 4,167 1,912 109,178 11,741
Overseas Stock Fund  6,854 3,623 920 839,831 9,784
International Value Equity Fund  7,281 2,591 1,370 595,994 8,654
International Stock Fund  6,164 2,472 592 474,336 8,234
Real Assets Fund  3,588 2,328 357 385,979 5,562
U.S. Large-Cap Core Fund  1,790 3,536 296 164,476 5,299
Mid-Cap Value Fund  3,477 1,267 316 134,115 4,555
Mid-Cap Growth Fund  (2) 3,192 1,380 328 46,018 4,434
U.S. Equity Research Fund  2,472 1,723 262 102,461 3,998
Emerging Markets Discovery
Stock Fund  2,876 1,172 271 291,846 3,750
Small-Cap Stock Fund  2,092 1,056 268 52,483 3,014
Emerging Markets Stock Fund  2,191 1,030 268 81,477 2,941
Small-Cap Value Fund  2,139 792 229 50,928 2,778
New Horizons Fund  (2) 1,311 622 181 36,433 1,884
Total Equity Mutual Funds (Cost $ 121,622 ) 113,162
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  10 3,153 3,154 96 9
Total Other Mutual Funds (Cost $ 9 ) 9

T. ROWE PRICE Retirement 2065 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
11/30/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .2%
Money Market Funds 2.2%
T. Rowe Price U.S. Treasury
Money Fund, 3.84%  (3) 1,348 5,540 4,299 2,588,569 2,589
Total Short-Term Investments (Cost $ 2,589 ) 2,589
Total Investments in Securities
100.0% of Net Assets (Cost $125,519) $ 116,913
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at  www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2065 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ (3) $ 2
Emerging Markets Discovery Stock Fund  (52) (27) —
Emerging Markets Stock Fund  (87) (12) —
Equity Index 500 Fund  (212) 229 83
Growth Stock Fund  (456) (171) —
International Bond Fund (USD Hedged)  (1) (6) 2
International Stock Fund  (128) 190 —
International Value Equity Fund  (205) 152 —
Limited Duration Inflation Focused Bond Fund  (23) 14 —
Mid-Cap Growth Fund  (69) 190 —
Mid-Cap Value Fund  (29) 127 —
New Horizons Fund  (65) 132 —
New Income Fund  (8) (20) 7
Overseas Stock Fund  (137) 227 —
Real Assets Fund  (33) 3 —
Small-Cap Stock Fund  (50) 134 —
Small-Cap Value Fund  (32) 76 —
Transition Fund  8 — 3
U.S. Equity Research Fund  (28) 65 —
U.S. Large-Cap Core Fund  (34) 269 —
U.S. Treasury Long-Term Index Fund  (6) (24) 4
Value Fund  (761) 912 —
U.S. Treasury Money Fund, 3.84% — — 28
Totals $ (2,408) # $ 2,457 $ 129 +
# Capital gain distributions from underlying Price funds represented $10 of the net realized gain
(loss).
+ Investment income comprised $129 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2065 Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $125,519) $ 116,913
Receivable for shares sold 396
Total assets 117,309
Liabilities
Payable for investment securities purchased 351
Payable for shares redeemed 45
Investment management and administrative fees payable 16
Other liabilities 4
Total liabilities 416
NET ASSETS $ 116,893
Net Assets Consist of:
Total distributable earnings (loss) $ (10,475)
Paid-in capital applicable to 11,037,531 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of the
Corporation authorized 127,368
NET ASSETS $ 116,893
NET ASSET VALUE PER SHARE
Investor Class
($108,333,001 / 10,225,554 shares outstanding) $ 10.59
Advisor Class
($5,523,079 / 523,245 shares outstanding) $ 10.56
R Class
($3,036,947 / 288,732 shares outstanding) $ 10.52

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Income distributions from underlying Price Funds $ 129
Expenses
Investment management and administrative expense 311
Rule 12b-1 fees
Advisor Class $ 5
R Class 7 12
Total expenses 323
Net investment loss (194)
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds (2,418)
Capital gain distributions from underlying Price Funds 10
Net realized loss (2,408)
Change in net unrealized gain / loss on underlying Price Funds 2,457
Net realized and unrealized gain / loss 49
DECREASE IN NET ASSETS FROM OPERATIONS
$ (145)

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (194) $ 424
Net realized gain (loss) (2,408) 3,349
Change in net unrealized gain / loss 2,457 (12,671)
Decrease in net assets from operations (145) (8,898)
Distributions to shareholders
Net earnings
Investor Class – (1,929)
Advisor Class – (58)
R Class – (28)
Decrease in net assets from distributions – (2,015)
Capital share transactions
*
Shares sold
Investor Class 49,534 107,553
Advisor Class 2,830 5,198
R Class 1,404 2,736
Distributions reinvested
Investor Class – 1,921
Advisor Class – 54
R Class – 24
Shares redeemed
Investor Class (22,051) (43,765)
Advisor Class (979) (2,050)
R Class (1,067) (324)
Increase in net assets from capital share
transactions 29,671 71,347

T. ROWE PRICE Retirement 2065 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Increase during period 29,526 60,434
Beginning of period 87,367 26,933
End of period $ 116,893 $ 87,367
*Share information (000s)
Shares sold
Investor Class 4,881 8,860
Advisor Class 284 443
R Class 139 238
Distributions reinvested
Investor Class – 156
Advisor Class – 5
R Class – 2
Shares redeemed
Investor Class (2,181) (3,575)
Advisor Class (95) (170)
R Class (105) (28)
Increase in shares outstanding 2,923 5,931

T. ROWE PRICE Retirement 2065 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement 2065 Fund
(the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other
T. Rowe Price stock and bond funds (underlying Price Funds) that represent various asset classes and sectors. The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has three classes of shares: the Retirement 2065 Fund (Investor Class),
Retirement 2065 Fund–Advisor Class (Advisor Class) and Retirement 2065
Fund–R Class (R Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor Class does not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards
Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations of the underlying Price Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying
Price Funds.

T. ROWE PRICE Retirement 2065 Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from underlying Price Fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, income distributions from the underlying Price Funds, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, the fund may distribute shares of the underlying Price Funds rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed shares of the underlying Price Funds on the date of redemption exceeds the cost of those shares. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended November 30, 2022, the fund realized $117,000 of net gain on $2,182,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Retirement 2065 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates,
Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the
Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Retirement 2065 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On November 30, 2022, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds during the six months ended
November 30, 2022, aggregated $49,509,000 and $19,991,000, respectively.
NOTE 4 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $129,562,000. Net unrealized loss aggregated $12,649,000 at period-end, of which $306,000 related to appreciated investments and $12,955,000 related to depreciated investments.

T. ROWE PRICE Retirement 2065 Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement
(amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an all-inclusive annual fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49%, generally declining as the fund reduces its overall stock exposure along its investment glide path. The all-inclusive management fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and any 12b-1 fees applicable to a class. At November 30, 2022, the effective all-inclusive management fee rate was
0.64%.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At November 30, 2022, the fund held less than 25% of the outstanding shares of any underlying Price Fund.

T. ROWE PRICE Retirement 2065 Fund

NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Retirement 2065 Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Retirement 2065 Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Retirement 2065 Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
F1307-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023